(5) Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Software	$ 93,161	$ 52,474	$ 0
Website	8,400	3,000	0
Less: accumulated amortization	18,708	5,645	0
Total	$ 82,853	$ 49,830	$ 0